Restatement of Previously Filed Balance Sheet - Summary of Impact of Restatement On Financial Statements (Detail)	Mar. 11, 2021 USD ($)
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total assets	$ 233,019,600
Total liabilities	8,574,318
Class A ordinary shares subject to possible redemption	230,000,000
Preference shares
Additional paid-in capital	0
Accumulated deficit	(5,555,369)
Total shareholders' equity (deficit)	(5,554,718)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Equity (Deficit)	233,019,600
Common Class A [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common stock value	76
Common Class B [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common stock value	575
As Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total assets	233,019,600
Total liabilities	8,574,318
Class A ordinary shares subject to possible redemption	219,445,280
Preference shares	0
Additional paid-in capital	5,070,085
Accumulated deficit	(70,840)
Total shareholders' equity (deficit)	5,000,002
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Equity (Deficit)	233,019,600
As Previously Reported [Member] | Common Class A [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common stock value	182
As Previously Reported [Member] | Common Class B [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common stock value	575
Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total assets	0
Total liabilities	0
Class A ordinary shares subject to possible redemption	10,554,720
Preference shares	0
Additional paid-in capital	(5,070,085)
Accumulated deficit	(5,484,529)
Total shareholders' equity (deficit)	(10,554,720)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Equity (Deficit)	0
Adjustment [Member] | Common Class A [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common stock value	(106)
Adjustment [Member] | Common Class B [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common stock value	0
As Restated [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total assets	233,019,600
Total liabilities	8,574,318
Class A ordinary shares subject to possible redemption	230,000,000
Preference shares	0
Additional paid-in capital	0
Accumulated deficit	(5,555,369)
Total shareholders' equity (deficit)	(5,554,718)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Equity (Deficit)	233,019,600
As Restated [Member] | Common Class A [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common stock value	76
As Restated [Member] | Common Class B [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common stock value	$ 575